Capital disclosures - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	1.79	4.00
Top of range [member]
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	1.0